Premises and Equipment - Components of Premises and Equipment Included in the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 36,569	$ 34,800
Less accumulated depreciation	12,535	11,860
Premises and equipment, net	24,034	22,940
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	6,579	6,576
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	1,097	611
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	22,405	20,914
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross		486
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 6,488	$ 6,213